Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consumer CLEC Business
Summary Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts	$ 83,000	$ 149,000	$ 487,000	$ 610,000	$ 1,166,000
Unbilled receivables	84,000		94,000	$ 111,000
Distribution Systems
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on disposition of property	$ 0		$ 0